Settlement Expenses - Additional Information (Details) ¥ in Millions		1 Months Ended	12 Months Ended
	Aug. 24, 2020	Jul. 31, 2019 CNY (¥) item	Dec. 31, 2020 CNY (¥) item shares	Dec. 31, 2020 CNY (¥) $ / shares
Camsing Incident
Loss Contingencies [Line Items]
Number of investors affected | item		818	818
Amount of investment repayment default		¥ 3,400.0
Number of investors accepted the settlement | item			552
Percentage of investors accepted the settlement plan			67.50%
Investors certain Portion of amount in outstanding investments			¥ 2,400.0	¥ 2,400.0
Investor's outstanding investments			¥ 3,400.0	¥ 3,400.0
Percentage of outstanding fund agreed for settlement			70.00%
RSU
Loss Contingencies [Line Items]
Number of RSUs to be issued | shares			3,478,060
Fair value of the RSUs to be issued			¥ 1,290.8
Plan A | RSU | Vested immediately at contract inception
Loss Contingencies [Line Items]
Vesting percentage	10.00%
Plan A | RSU | First Price Vesting
Loss Contingencies [Line Items]
Vesting percentage	10.00%
Plan A | RSU | Second Price Vesting
Loss Contingencies [Line Items]
Vesting percentage	10.00%
Plan A | RSU | Third Price Vesting
Loss Contingencies [Line Items]
Vesting percentage	10.00%
Plan A | RSU | Fourth Price Vesting
Loss Contingencies [Line Items]
Vesting percentage	10.00%
Plan A | RSU | Fifth Price Vesting
Loss Contingencies [Line Items]
Vesting percentage	10.00%
Plan A | RSU | Sixth Price Vesting
Loss Contingencies [Line Items]
Vesting percentage	10.00%
Plan A | RSU | Seventh Price Vesting
Loss Contingencies [Line Items]
Vesting percentage	10.00%
Plan A | RSU | Eighth Price Vesting
Loss Contingencies [Line Items]
Vesting percentage	10.00%
Plan A | RSU | Ninth Price Vesting
Loss Contingencies [Line Items]
Vesting percentage	10.00%
Plan B
Loss Contingencies [Line Items]
Fair value of options | $ / shares				¥ 0
Class A
Loss Contingencies [Line Items]
Number of shares authorized to issue annually, share based settlement plan, percent	1.60%
Shares authorized to issue annually, share based settlement plan, period	10 years
Term of the agreement			10 years